Long-Term Loan (Tables)	12 Months Ended
Jun. 30, 2025
Long-Term Loan [Abstract]
Schedule of Long-Term Loan

Long-term loan consists of the following:

	As of June 30, 2025	As of June 30, 2024
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$2,908,945	$4,505,274
Total	$2,908,945	$4,505,274
Less: Long-term loan – current portion	1,656,288	1,656,288
Long-term loan – non-current portion	$1,252,657	$2,848,986

Schedule of Repayment Schedule for the Loan

The repayment schedule for the loan are as follows:

Twelve months ending June 30,	Repayment
2026	$1,656,288
2027	1,130,492
2028	170,884
Subtotal	$2,957,664
Less: unamortized debt issuance cost	(48,719)
Total	$2,908,945